CASH FLOW HEDGE RESERVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW HEDGE RESERVE
Beginning balance	$ (3.1)	$ 6.2	$ (37.4)
Gains and losses deferred to shareholders' equity Hedging of operating cash flows	(9.4)	(11.6)	54.5
Total of changes during the year	(9.4)	(11.6)	54.5
Deferred taxes	1.9	2.3	(10.9)
Ending balance	$ (10.6)	$ (3.1)	$ 6.2